Obligations under Capital Leases and Other (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013
Debt Instrument [Line Items]
2014	1,185
2015	647
2016	599
2017	303
2018	116
2019 and thereafter	1,776
Capital leases, future minimum payments due	4,626
Capital Lease Aggregate Due [Member]
Debt Instrument [Line Items]
2014	1,612
2015	973
2016	855
2017	506
2018	300
2019 and thereafter	2,699
Capital leases, future minimum payments due	6,945
Capital Lease Imputed Interest [Member]
Debt Instrument [Line Items]
2014	427
2015	326
2016	256
2017	203
2018	184
2019 and thereafter	923
Capital leases, future minimum payments due	2,319